THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 33.5%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 31.7%
FHLMC
2.000%, 01/01/37 to 05/01/52	$1,323,181	$1,086,739
2.500%, 11/01/51 to 01/01/52	1,912,710	1,601,570
3.000%, 12/01/47	56,005	49,394
3.500%, 11/01/48	248,549	227,602
4.000%, 09/01/48	49,803	46,819
4.500%, 07/01/52 to 11/01/52	1,030,952	991,169
5.000%, 01/01/53 to 05/01/55	1,775,431	1,737,016
5.500%, 01/01/53 to 03/01/55	3,287,899	3,293,124
6.000%, 01/01/53 to 07/01/55	2,252,925	2,304,688
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/54 (A)	99,002	99,516
FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	117,325	123,349
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	28,046	25,651
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	114,617	102,372
FNMA
1.790%, 08/01/31	167,138	143,170
1.850%, 09/01/35	235,174	205,130
2.000%, 01/01/42 to 12/01/51	4,328,353	3,452,386
2.500%, 06/01/50 to 04/01/52	3,921,392	3,277,180
3.000%, 12/01/31 to 05/01/52	3,940,774	3,492,084
3.040%, 01/01/28	158,009	153,344
3.500%, 07/01/43 to 09/01/52	3,073,461	2,788,442
4.000%, 03/01/48 to 04/01/54	723,664	675,233
4.500%, 06/01/52 to 09/01/52	753,269	729,326
5.000%, 02/01/31 to 05/01/55	4,141,734	4,044,558
5.500%, 12/01/39 to 05/01/55	3,413,936	3,407,436
6.000%, 10/01/53 to 05/01/54	1,466,427	1,492,093
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,023	1,033
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	2,127	2,154
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	11,725	12,444

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	$292,799	$264,398
GNMA
2.000%, 12/20/50 to 02/20/51	874,683	706,510
2.500%, 04/20/51 to 11/20/51	1,144,693	961,909
3.000%, 04/20/50	220,660	193,307
4.000%, 04/20/49 to 04/20/52	1,149,602	1,070,955
4.470%, 01/20/67 (A)	33,548	33,195
5.000%, 07/20/53	256,214	250,683
GNMA, Ser 2010-H14, Cl BI, IO
1.512%, 07/20/60 (A)	1,713	179
GNMA, Ser 2017-H16, Cl PT
4.694%, 05/20/66 (A)	60	59
		39,046,217
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.8%
BANK, Ser 2022-BNK40, Cl A4
3.391%, 03/15/64 (A)	115,000	105,137
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	67,209
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	185,000	168,603
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.443%, 05/15/55 (A)	205,000	189,418
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	38,800	37,054
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	125,000	114,375
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (B)	330,112	289,859
GPMT, Ser 2021-FL3, Cl A
5.964%, TSFR1M + 1.614%, 07/16/35 (A) (B)	131,591	130,976
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	215,000	199,763

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (B)	$212,222	$202,337
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.300%, 05/15/48 (A)	210,000	205,004
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/48 (A) (B)	284,801	282,558
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (B)	52,681	50,790
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	270,000	245,020
		2,288,103
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,555,623)		41,334,320

CORPORATE OBLIGATIONS — 30.7%

COMMUNICATION SERVICES — 2.9%
AT&T
3.500%, 06/01/41	240,000	187,687
3.550%, 09/15/55	285,000	191,082
6.000%, 11/15/34	20,000	20,131
Charter Communications Operating
6.100%, 06/01/29	185,000	192,984
Frontier Communications Holdings
6.000%, 01/15/30 (B)	374,000	378,446
6.750%, 05/01/29 (B)	106,000	107,014
IHS Holding
5.625%, 11/29/26 (B)	250,000	246,796
Meta Platforms
4.450%, 08/15/52	90,000	75,675
5.400%, 08/15/54	155,000	149,779
5.550%, 08/15/64	180,000	174,632
Paramount Global
5.900%, 10/15/40	240,000	220,029
6.250%, US0003M + 3.899%, 02/28/57 (A)	225,000	216,844
6.375%, H15T5Y + 3.999%, 03/30/62 (A)	470,000	462,949
Rakuten Group
9.750%, 04/15/29 (B)	445,000	487,238

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Time Warner Cable
5.875%, 11/15/40	$380,000	$359,471
Warnermedia Holdings
5.141%, 03/15/52	58,000	35,823
		3,506,580
CONSUMER DISCRETIONARY — 1.5%
Ford Motor Credit
6.050%, 03/05/31	120,000	120,331
6.054%, 11/05/31	445,000	445,255
General Motors
5.350%, 04/15/28	170,000	172,760
General Motors Financial
5.450%, 07/15/30	360,000	366,203
5.950%, 04/04/34	310,000	315,081
Resorts World Las Vegas
4.625%, 04/06/31 (B)	270,000	223,684
Stellantis Finance US
5.350%, 03/17/28 (B)	200,000	201,125
		1,844,439
CONSUMER SERVICES — 0.5%
Time Warner Cable
6.550%, 05/01/37	470,000	482,902
7.300%, 07/01/38	115,000	124,010
		606,912
CONSUMER STAPLES — 1.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	107,000	97,825
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	125,000	126,578
BAT Capital
4.390%, 08/15/37	430,000	384,014
5.350%, 08/15/32	260,000	265,351
5.834%, 02/20/31	190,000	198,979
Mars
5.200%, 03/01/35 (B)	225,000	226,077
Reynolds American
8.125%, 05/01/40	45,000	52,475
		1,351,299

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — 3.1%
Civitas Resources
8.375%, 07/01/28 (B)	$239,000	$245,770
Continental Resources
2.268%, 11/15/26 (B)	320,000	309,740
Eastern Energy Gas Holdings
5.800%, 01/15/35	250,000	259,307
Energy Transfer
6.400%, 12/01/30	340,000	364,853
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (B)	299,274	289,133
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (B)	230,000	233,842
Harbour Energy
6.327%, 04/01/35 (B)	215,000	215,104
Hess
5.800%, 04/01/47	215,000	218,122
6.000%, 01/15/40	485,000	519,053
HF Sinclair
5.000%, 02/01/28	100,000	99,753
MPLX
5.950%, 04/01/55	190,000	179,981
Petroleos Mexicanos
7.690%, 01/23/50	275,000	233,135
Saudi Arabian Oil
6.375%, 06/02/55 (B)	200,000	202,840
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	156,598
Venture Global LNG
9.875%, 02/01/32 (B)	230,000	248,157
		3,775,388
FINANCIALS — 8.3%
Aon North America
5.450%, 03/01/34	295,000	301,757
Avolon Holdings Funding
5.750%, 11/15/29 (B)	410,000	422,068
5.750%, 03/01/29 (B)	160,000	164,203
6.375%, 05/04/28 (B)	160,000	166,543
Bank of America
4.571%, SOFRRATE + 1.830%, 04/27/33 (A)	205,000	201,822
5.288%, SOFRRATE + 1.910%, 04/25/34 (A)	200,000	203,746
5.468%, SOFRRATE + 1.650%, 01/23/35 (A)	440,000	451,554

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Brown & Brown
5.550%, 06/23/35	$270,000	$272,941
CI Financial
3.200%, 12/17/30	675,000	599,154
Citibank
5.570%, 04/30/34	170,000	176,747
Citigroup
2.561%, SOFRRATE + 1.167%, 05/01/32 (A)	545,000	482,514
5.174%, SOFRRATE + 1.364%, 02/13/30 (A)	490,000	498,916
8.125%, 07/15/39	165,000	206,337
Constellation Insurance
6.800%, 01/24/30 (B)	380,000	374,795
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (A) (B)	375,000	349,691
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/74 (B) (C)	725,000	48,938
Deutsche Bank NY
4.999%, SOFRRATE + 1.700%, 09/11/30 (A)	140,000	141,171
6.819%, SOFRRATE + 2.510%, 11/20/29 (A)	135,000	143,692
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/54 (A) (B)	405,000	365,892
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A) (B)	170,000	173,365
Goldman Sachs Capital I
6.345%, 02/15/34	325,000	340,014
Goldman Sachs Group
2.383%, SOFRRATE + 1.248%, 07/21/32 (A)	410,000	358,159
5.536%, SOFRRATE + 1.380%, 01/28/36 (A)	350,000	357,829
HSBC Holdings
5.733%, SOFRRATE + 1.520%, 05/17/32 (A)	370,000	384,311
Jackson Financial
3.125%, 11/23/31	340,000	301,326
JPMorgan Chase
5.572%, SOFRRATE + 1.680%, 04/22/36 (A)	225,000	232,353
5.766%, SOFRRATE + 1.490%, 04/22/35 (A)	400,000	419,513
Mercury General
4.400%, 03/15/27	139,000	137,542
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/27 (A)	265,000	259,021
5.466%, SOFRRATE + 1.730%, 01/18/35 (A)	340,000	348,286
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/34 (A)	290,000	294,688
5.831%, SOFRRATE + 1.580%, 04/19/35 (A)	185,000	193,928

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
NTT Finance
5.171%, 07/16/32 (B)	$540,000	$544,662
SBL Holdings
7.200%, 10/30/34 (B)	75,000	73,088
Symetra Life Insurance
6.550%, 10/01/55 (B)	265,000	270,530
Wells Fargo
5.079%, TSFR3M + 0.762%, 01/15/27 (A)	205,000	203,096
		10,464,192
HEALTH CARE — 2.8%
Amgen
5.650%, 03/02/53	95,000	91,864
6.375%, 06/01/37	135,000	147,302
Biocon Biologics Global
6.670%, 10/09/29 (B)	240,000	225,974
Biogen
5.750%, 05/15/35	250,000	256,449
Centene
3.000%, 10/15/30	175,000	152,418
4.625%, 12/15/29	485,000	461,179
CVS Health
1.875%, 02/28/31	305,000	260,679
5.050%, 03/25/48	565,000	486,146
6.750%, H15T5Y + 2.516%, 12/10/54 (A)	140,000	140,116
HCA
3.500%, 09/01/30	240,000	226,242
3.500%, 07/15/51	305,000	200,557
Horizon Mutual Holdings
6.200%, 11/15/34 (B)	365,000	354,579
UnitedHealth Group
5.300%, 06/15/35	265,000	267,792
5.375%, 04/15/54	185,000	170,012
		3,441,309
INDUSTRIALS — 2.7%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	176,061
4.950%, 09/10/34	375,000	365,732
6.500%, H15T5Y + 2.441%, 01/31/56 (A)	215,000	217,626
BAE Systems
5.250%, 03/26/31 (B)	220,000	226,101

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Boeing
2.196%, 02/04/26	$265,000	$261,484
6.298%, 05/01/29	340,000	358,963
Delta Air Lines
5.250%, 07/10/30	360,000	363,393
Paychex
5.350%, 04/15/32	325,000	333,135
Regal Rexnord
6.050%, 02/15/26	300,000	299,831
United Airlines
4.375%, 04/15/26 (B)	615,000	611,346
		3,213,672
INFORMATION TECHNOLOGY — 2.1%
Broadcom
3.419%, 04/15/33 (B)	109,000	98,603
4.800%, 10/15/34	150,000	147,186
4.900%, 07/15/32	230,000	230,709
4.926%, 05/15/37 (B)	277,000	267,684
Foundry JV Holdco
6.100%, 01/25/36 (B)	400,000	408,780
Intel
3.050%, 08/12/51	360,000	208,119
Oracle
3.600%, 04/01/40	110,000	86,820
3.800%, 11/15/37	540,000	458,150
5.375%, 09/27/54	130,000	117,093
Sprint Capital
8.750%, 03/15/32	195,000	235,540
Vontier
1.800%, 04/01/26	330,000	323,280
		2,581,964
MATERIALS — 1.8%
Anglo American Capital
5.750%, 04/05/34 (B)	325,000	335,813
Braskem Netherlands Finance BV
8.000%, 10/15/34 (B)	355,000	252,494
Celanese US Holdings
7.050%, 11/15/30	175,000	182,249
First Quantum Minerals
8.625%, 06/01/31 (B)	560,000	583,102

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
FMC
8.450%, H15T5Y + 4.366%, 11/01/55 (A)	$205,000	$211,936
Glencore Funding
5.186%, 04/01/30 (B)	330,000	335,247
Samarco Mineracao
9.500%, 06/30/31 (B)	261,415	258,894
		2,159,735
REAL ESTATE — 0.3%
Sabra Health Care
3.900%, 10/15/29	245,000	233,053
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/80 (A) (B)	190,000	186,827
		419,880
UTILITIES — 3.6%
Brooklyn Union Gas
6.415%, 07/18/54 (B)	275,000	282,435
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (B)	232,700	241,319
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/55 (A)	195,000	199,812
Entergy Louisiana
5.800%, 03/15/55	165,000	164,565
Louisville Gas and Electric
5.450%, 04/15/33	205,000	211,529
NextEra Energy Capital Holdings
5.450%, 03/15/35	490,000	498,517
NiSource
5.350%, 04/01/34	245,000	248,798
Pacific Gas and Electric
2.100%, 08/01/27	355,000	337,091
2.500%, 02/01/31	205,000	178,976
6.100%, 01/15/29	315,000	325,783
PG&E
7.375%, H15T5Y + 3.883%, 03/15/55 (A)	230,000	221,946
PSEG Power
5.750%, 05/15/35 (B)	295,000	303,819
Public Service Company of Oklahoma
5.200%, 01/15/35	240,000	239,462
Virginia Electric and Power
5.000%, 01/15/34	300,000	298,195
5.000%, 04/01/33	282,000	284,039

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Virginia Power Fuel Securitization
5.088%, 05/01/27	$137,072	$137,556
Vistra Operations
5.700%, 12/30/34 (B)	290,000	295,227
		4,469,069
TOTAL CORPORATE OBLIGATIONS
(Cost $38,939,379)		37,834,439

U.S. TREASURY OBLIGATIONS — 26.4%

U.S. Treasury Bonds
3.000%, 02/15/49	2,915,000	2,120,663
3.125%, 05/15/48	2,755,000	2,064,958
4.625%, 02/15/55	880,000	843,013
4.750%, 02/15/45 to 05/15/55	5,060,000	4,957,014
5.000%, 05/15/45	1,825,000	1,851,805
U.S. Treasury Notes
3.750%, 06/30/27 to 04/15/28	2,920,000	2,909,049
3.875%, 05/31/27 to 07/31/30	9,764,700	9,750,016
4.000%, 06/30/32 to 07/31/32	2,450,000	2,429,310
4.250%, 01/15/28 to 05/15/35	5,650,000	5,652,983
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,821,708)		32,578,811

ASSET-BACKED SECURITIES — 6.7%

American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/29	265,000	267,044
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (B)	100,000	100,619
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	62,216	62,458
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/28	275,000	277,272
BBCMS Trust, Ser C32, Cl A5
5.720%, 02/15/62	195,000	204,261
BX Commercial Mortgage Trust, Ser AIRC, Cl A
6.033%, TSFR1M + 1.691%, 08/15/39 (A) (B)	252,773	253,621
BX Trust, Ser GW, Cl A
5.942%, TSFR1M + 1.600%, 07/15/42 (A) (B)	190,000	190,592

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BX Trust, Ser VLT6, Cl B
6.235%, TSFR1M + 1.893%, 03/15/42 (A) (B)	$175,000	$174,891
Citigroup Commercial Mortgage Trust, Ser GC41, Cl A5
2.869%, 08/10/56	260,000	240,501
Citigroup Commercial Mortgage Trust, Ser P6, Cl A5
3.720%, 12/10/49 (A)	55,000	53,411
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	149,830	142,623
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (B)	85,735	76,826
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (B)	167,714	150,839
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/29 (B)	120,000	121,416
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/29 (B)	315,000	319,837
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	111,293	111,878
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (B)	211,295	214,188
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	93,087	93,431
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	195,000	196,897
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl B
6.192%, TSFR1M + 1.850%, 12/15/39 (A) (B)	195,000	195,114
HIH Trust, Ser 61P, Cl A
6.184%, TSFR1M + 1.842%, 10/15/41 (A) (B)	226,608	226,750
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (B)	27,482	26,757
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (B)	198,028	189,355
HPEFS Equipment Trust, Ser 2025-1A, Cl C
4.790%, 09/20/32 (B)	100,000	99,821
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (B)	250,000	251,593
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	190,000	191,340
MF1, Ser 2025-FL17, Cl A
5.670%, TSFR1M + 1.320%, 02/18/40 (A) (B)	255,000	254,648

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	$182,680	$175,214
Nelnet Student Loan Trust, Ser 2021-BA, Cl AFL
5.245%, TSFR1M + 0.894%, 04/20/62 (A) (B)	47,529	47,284
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
5.150%, SOFR30A + 0.800%, 11/25/54 (A) (B)	186,703	185,940
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
5.200%, SOFR30A + 0.850%, 04/25/55 (A) (B)	168,940	168,827
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (B)	31,876	31,930
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A) (B)	214,574	216,814
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (B) (D)	182,567	183,161
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (B) (D)	185,973	186,188
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	25,837	25,363
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	87,414	82,389
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	180,000	180,903
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/27 (B)	120,000	120,608
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/28 (B)	175,000	175,670
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	105,000	105,011
Scholar Funding Trust, Ser 2011-A, Cl A
5.502%, SOFR90A + 1.162%, 10/28/43 (A) (B)	232,214	230,342
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (B)	65,009	62,520
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (B)	251,934	235,356
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (B)	102,194	92,859
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/56 (B)	202,511	203,904
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/54 (B)	205,662	206,970
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/48 (B)	79,577	78,677

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
South Carolina Student Loan, Ser 2015-A, Cl A
5.967%, TSFR1M + 1.614%, 01/25/36 (A)	$96,823	$96,854
United States Small Business Administration, Ser 2025- 25F, Cl 1
5.100%, 06/01/50	200,000	201,102
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/58	175,000	181,480
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/58	160,000	166,177
TOTAL ASSET-BACKED SECURITIES
(Cost $8,337,384)		8,329,526

FOREIGN GOVERNMENT BONDS — 0.8%

MEXICO — 0.5%
Mexico Government International Bond Callable 11/13/54 @ 100
6.625%, 01/29/38	315,000	316,575
7.375%, 05/13/55	275,000	283,250
HUNGARY — 0.2%
Hungary Government International Bond
6.750%, 09/23/55(B)	275,000	278,075
COLOMBIA — 0.1%
Colombia Government International Bond Callable 08/07/36 @ 100
7.750%, 11/07/36	130,000	129,610
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $985,180)		1,007,510

MUNICIPAL BONDS — 0.5%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
6.637%, 04/01/57	356,000	381,569
ARIZONA — 0.2%
Maricopa County Industrial Development Authority Callable 09/01/29 @ 100
7.375%, 10/01/29(B)	195,000	201,225
TOTAL MUNICIPAL BONDS
(Cost $719,456)		582,794

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2025 (Unaudited)

SHORT-TERM INVESTMENT — 0.2%
	Face Amount	Value
American Electric Power, 5.699%, 08/15/2025
(Cost $214,968)	$215,000	$215,034

TOTAL INVESTMENTS — 98.8%
(Cost $125,573,698)		$121,882,434

Open futures contracts held by the Fund at July 31, 2025 are as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
U.S. 2-Year Treasury Notes	25	Sep-2025	$5,177,419	$5,174,609	$(2,810)
U.S. 5-Year Treasury Notes	59	Sep-2025	6,371,648	6,382,141	10,493
U.S. 10-Year Treasury Notes	10	Sep-2025	1,096,735	1,110,625	13,890
			$12,645,802	$12,667,375	$21,573
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(53)	Sep-2025	$(5,950,469)	$(5,993,141)	$(42,672)
			$6,695,333	$6,674,234	$(21,099)

Percentages are based on Net Assets of $123,300,477.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2025 was $19,739,949 and represents 16.0% of Net Assets.

(C)	Perpetual security with no stated maturity date.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JULY 31, 2025 (Unaudited)

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFR90A — Secured Overnight Financing Rate 90-day Average

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

US0003M — ICE LIBOR USD 3 Month

USSW5 — USD Swap Semi 30/360 5-Year

MIM-QH-001-1000